SALE OF COMMON STOCK	9 Months Ended
Jul. 31, 2014
Sale Of Common Stock [Abstract]
Sale Of Common Stock [Text Block]

4.         SALE OF COMMON STOCK

On July 15, 2014, the Company, raised $4,000,000 of gross proceeds via a registered direct offering of its common stock to certain investors (the “Investors”) (the “Offering”). The Company sold an aggregate of 16,000,000 shares of common stock and warrants to purchase an aggregate of 8,000,000 shares of common stock. The purchase price of one share of common stock and a warrant to purchase ½ of a share of common stock was $0.25.  The warrants are exercisable immediately as of the date of issuance at an exercise price of $0.40 per share and expire five years from the date of issuance. The exercise price of the warrants is subject to customary adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  Under certain circumstances, the Company has the right to call for cancellation of warrants for which a notice of exercise has not yet been delivered for consideration equal to $.001 per share.  The Offering was effected as a takedown off the Company’s shelf registration statement on Form S-3, which became effective on April 25, 2014, pursuant to a prospectus supplement filed with the Securities and Exchange Commission.